Investment In Joint Ventures And Associates_Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Woori Service Networks Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	₩ 5,742,000,000	₩ 5,066,000,000
Liabilites	1,969,000,000	1,886,000,000
Revenue	17,572,000,000	15,803,000,000
Profit (loss) from continuing operations	1,322,000,000	819,000,000
Korea Credit Bureau Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	96,855,000,000	88,797,000,000
Liabilites	30,289,000,000	22,788,000,000
Revenue	91,200,000,000	78,018,000,000
Profit (loss) from continuing operations	1,480,000,000	9,901,000,000
Korea Finance Security Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	32,574,000,000	35,155,000,000
Liabilites	10,660,000,000	12,114,000,000
Revenue	61,939,000,000	60,706,000,000
Profit (loss) from continuing operations	(1,265,000,000)	17,000,000
Chin Hung International Inc.
Equity method investment summarized financial information [Line Items]
Assets	335,147,000,000	412,205,000,000
Liabilites	229,764,000,000	332,268,000,000
Revenue	499,152,000,000	606,192,000,000
Profit (loss) from continuing operations	26,617,000,000	6,402,000,000
Saman Corporation
Equity method investment summarized financial information [Line Items]
Assets	92,206,000,000	97,720,000,000
Liabilites	66,184,000,000	69,915,000,000
Revenue	91,088,000,000	75,825,000,000
Profit (loss) from continuing operations	(485,000,000)	(869,000,000)
Woori Growth Partnerships New Technology Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	83,583,000,000	109,167,000,000
Liabilites	330,000,000	440,000,000
Revenue	7,866,000,000	5,943,000,000
Profit (loss) from continuing operations	6,355,000,000	4,117,000,000
2016KIF-IMM Woori Bank Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets	72,768,000,000	73,231,000,000
Liabilites	343,000,000	12,000,000
Revenue	8,939,000,000	16,000,000
Profit (loss) from continuing operations	7,462,000,000	(1,510,000,000)
K BANK Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	2,679,968,000,000	2,024,856,000,000
Liabilites	2,464,168,000,000	1,807,502,000,000
Revenue	84,928,000,000	60,039,000,000
Profit (loss) from continuing operations	(89,779,000,000)	(69,256,000,000)
Smart Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets	13,872,000,000	14,502,000,000
Liabilites	51,000,000	51,000,000
Revenue	2,000,000	1,000,000
Profit (loss) from continuing operations	(204,000,000)	(209,000,000)
Woori Bank-Company K Korea Movie Asset Fund
Equity method investment summarized financial information [Line Items]
Assets	13,294,000,000	10,805,000,000
Liabilites	2,000,000	5,000,000
Revenue	4,532,000,000	1,663,000,000
Profit (loss) from continuing operations	2,492,000,000	(299,000,000)
Well to Sea no.3 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	7,073,363,000,000	5,968,591,000,000
Liabilites	6,470,540,000,000	5,395,307,000,000
Revenue	524,319,000,000	429,742,000,000
Profit (loss) from continuing operations	48,357,000,000	39,711,000,000
Partner One Value Up Ist Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	42,602,000,000	42,776,000,000
Liabilites	0	0
Revenue	457,000,000	326,000,000
Profit (loss) from continuing operations	(175,000,000)	(224,000,000)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Equity method investment summarized financial information [Line Items]
Assets	21,208,000,000	21,200,000,000
Liabilites	691,000,000	757,000,000
Revenue	766,000,000	390,000,000
Profit (loss) from continuing operations	(676,000,000)	(1,268,000,000)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	16,939,000,000	12,014,000,000
Liabilites	124,000,000	105,000,000
Revenue	10,000,000	3,000,000
Profit (loss) from continuing operations	(494,000,000)	(191,000,000)
Nomura-Rifa Private Real Estate Investment Trust No.17
Equity method investment summarized financial information [Line Items]
Assets		20,197,000,000
Liabilites		16,178,000,000
Revenue		10,000,000
Profit (loss) from continuing operations		(228,000,000)
Uri Hanhwa Eureka Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	41,950,000,000	42,332,000,000
Liabilites	236,000,000	181,000,000
Revenue	41,000,000	1,000,000
Profit (loss) from continuing operations	(436,000,000)	₩ (1,349,000,000)
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Equity method investment summarized financial information [Line Items]
Assets	37,642,000,000
Liabilites	620,000,000
Revenue	2,000,000
Profit (loss) from continuing operations	(2,679,000,000)
LOTTE CARD Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	12,936,977,000,000
Liabilites	10,659,889,000,000
Revenue	1,366,512,000,000
Profit (loss) from continuing operations	42,538,000,000
Woori-Q Corporate Restructuring Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	15,975,000,000
Liabilites	823,000,000
Revenue	0
Profit (loss) from continuing operations	(823,000,000)
PCC-Woori LP Secondary Fund
Equity method investment summarized financial information [Line Items]
Assets	6,498,000,000
Liabilites	0
Revenue	0
Profit (loss) from continuing operations	(2,000,000)
Godo Kaisha Oceanos 1
Equity method investment summarized financial information [Line Items]
Assets	70,869,000,000
Liabilites	47,960,000,000
Revenue	778,000,000
Profit (loss) from continuing operations	119,000,000
Japanese Hotel Real Estate Private Equity Fund 2
Equity method investment summarized financial information [Line Items]
Assets	16,561,000,000
Liabilites	6,000,000
Revenue	0
Profit (loss) from continuing operations	₩ (600,000,000)